CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash	$ 5,446,138	$ 28,106,671
Prepaid expenses and other current assets	1,423,184	706,415
Deferred financing costs	585,000	0
Total Current Assets	7,454,322	28,813,086
Restricted cash	521,829	142,235
Property and equipment, net	20,425	55,898
Patent acquisition costs, net	32,978	39,124
Total Assets	8,029,554	29,050,343
Current Liabilities:
Accounts payable	1,586,285	1,971,161
Accrued expenses	1,489,558	4,795,873
Liabilities related to options	1,842,424	5,081,335
Total Current Liabilities	4,918,267	11,848,369
Other long-term liability	0	48,003
Total liabilities	4,918,267	11,896,372
Commitments and Contingencies
Shareholders' Equity:
Share capital of £0.01 par value Authorized: 10,000,000,000 and 5,000,000,000 ordinary shares; issued and outstanding: 1,580,693,413 and 1,525,693,393 at December 31, 2018 and 2017, respectively	23,651,277	22,927,534
Additional paid-in capital	106,616,083	104,799,550
Accumulated other comprehensive loss	(352,426)	(236,246)
Accumulated deficit	(126,803,647)	(110,336,867)
Total Shareholders' Equity	3,111,287	17,153,971
Total Liabilities and Shareholders' Equity	$ 8,029,554	$ 29,050,343